Off balance sheet commitments	12 Months Ended
Dec. 31, 2018
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Off balance sheet commitments

D.21. Off balance sheet commitments

The off balance sheet commitments presented below are shown at their nominal value.

D.21.1. Off balance sheet commitments relating to operating activities

Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2018		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Operating leases(a)	2,427	289	457	378	1,303
Irrevocable purchase commitments(b)
• given(c)	6,549	3,654	1,247	489	1,159
• received	(175)	(120)	(21)	(12)	(22)
Research and development license agreements
• commitments related to R&D and other commitments(d)	954	675	257	14	7
• potential milestone payments(e)	3,241	249	728	947	1,317

Total	12,996	4,747	2,668	1,816	3,764

(a)	Operating leases as of December 31, 2018 include €95 million of commitments given to joint ventures.
(b)

These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2017, irrevocable commitments amounted to €5,500 million given and €(181) million received.

(c)	Irrevocable purchase commitments given as of December 31, 2018 include €1,194 million of commitments to joint ventures.
(d)	Commitments related to R&D, and other commitments, amounted to €951 million as of December 31, 2017.
(e)

This line includes only potential milestone payments on projects regarded as reasonably possible, i.e. on projects in the development phase. Potential milestone payments as of December 31, 2017 amounted to €1,907 million.

Operating leases

Sanofi leases some of the property and equipment used in the ordinary course of business under operating leases. The majority of future operating lease rental commitments relate to real estate assets; the remainder relate to vehicles and other leased assets.

The table below shows future minimum lease payments due under non-cancelable leases and rental expense recognized by Sanofi in each of the three periods presented:

(€ million)	2018	2017	2016
Commitments under operating leases(a)	2,427	1,452	1,507
Rental expense	345	291	309

(a)	The increase in 2018 mainly reflects a commitment relating to a new lease contracted in the United States.

Research and development license agreements

In pursuance of its strategy, Sanofi may acquire technologies and rights to products. Such acquisitions may be made in various contractual forms: acquisitions of shares, loans, license agreements, joint development, and co-marketing. These arrangements generally involve upfront payments on signature of the agreement, development milestone payments, and royalties. Some of these complex agreements include undertakings to fund research programs in future years and payments contingent upon achieving specified development milestones, the granting of approvals or licenses, or the attainment of sales targets once a product is commercialized.

The “Research and development license agreements” line comprises future service commitments to fund research and development or technology, and potential milestone payments regarded as reasonably possible (i.e. all potential milestone payments relating to projects in the development phase, for which the future financial consequences are known or probable and for which there is a sufficiently reliable estimate). It excludes commitments relating to projects in the research phase (€6.8 billion in 2018, €7.2 billion in 2017, €6.2 billion in 2016), and payments contingent upon the attainment of sales targets once a product is commercialized (€9.9 billion in 2018, €10.1 billion in 2017, €8.2 billion in 2016).

Major agreements entered into during 2018 were as follows:

On January 7, 2018, Sanofi and Alnylam Pharmaceuticals, Inc. (“Alnylam”) announced a strategic restructuring of their alliance to develop RNAi therapeutics for the treatment of rare genetic diseases. Under the new agreement, Sanofi assumes full responsibility for the worldwide development and commercialization of fitusiran, while Alnylam assumes such responsibility for patisiran and ALN-TTRsc02. Mutual royalty payments will be made on worldwide sales of ALN-TTRsc02 and fitusiran, and on sales of patisiran outside of the United States, Canada and Western Europe.

On January 7, 2018, Celgene announced the acquisition of Impact Biomedicines for $7 billion, comprising an upfront payment of $1.1 billion and variable consideration contingent on future performances totaling $5.9 billion. In 2016, Sanofi sold all its rights to fedratinib (which it held following the 2010 acquisition of TargeGen Inc., an unquoted biotech company specializing in the treatment of blood disorders), and in exchange received a 10% equity interest in Impact Biomedicines. Under the terms of the offer, Sanofi received a payment of $118 million and is entitled to receive future variable payments not exceeding $776 million in aggregate, along with royalties on marketed products derived from Impact Biomedicines development programs.

On January 8, 2018, Sanofi and Regeneron announced that they had (i) amended their collaboration agreement on the development and commercialization of human therapeutic antibodies; (ii) amended their Immuno-Oncology License and Collaboration Agreement on the development of cemiplimab

(REGN2810); and (iii) agreed a limited waiver and amendment of the Amended and Restated Investor Agreement pursuant to a letter agreement (the “2018 Letter Agreement”); (see Note C.1.).

On February 8, 2018, Sanofi signed a partnership agreement with AnaBios Corporation to develop and commercialize new treatments for irregular heartbeat, primarily atrial fibrillation.

On February 12, 2018, Sanofi Pasteur signed a partnership agreement with SK Chemicals under which Sanofi acquired exclusive development and commercialization rights in the United States and Europe for vaccines derived from the cell-based technology developed by SK Chemicals.

On June 8, 2018, Sanofi signed a strategic partnership agreement in oncology with Revolution Medicines, an innovative biotech company that develops targeted-action small molecules. Under the agreement, the two companies will jointly develop the principal candidate derived from Revolution Medicines biological research: RMC 4630, an inhibitor of SHP2 (PTPN11), a cellular enzyme in the protein tyrosine phosphatase family that plays an important role in multiple forms of cancer; the first clinical trials in humans are expected this year.

On June 11, 2018, Sanofi Pasteur entered into a partnership agreement with Translate Bio to develop messenger RNA (mRNA) vaccines derived from Translate Bio technology for five infectious disease pathogens, with an option to extend to additional pathogens. If that option is exercised, the total value of the transaction would rise to $805 million.

In addition, by acquiring all of the outstanding shares of Bioverativ on March 8, 2018 (see Note D.1.), Sanofi assumed the commitments made by that company to various partners under collaboration agreements, in particular:

•	with Sangamo Therapeutics, Inc. to research, develop, and commercialize therapeutics for hemoglobinopathies, in particular beta thalassemia and sickle cell disease, based on Sangamo’s gene therapy platform; and

•	with Bicycle Therapeutics Ltd. to discover, develop and commercialize innovative therapies for hemophilia and sickle cell disease.

Sanofi also assumed the commitments regarding contingent consideration entered into by Bioverativ when the latter acquired True North Therapeutics (see Note D.18.).

Finally, by acquiring all of the outstanding shares of Ablynx on June 19, 2018 (see Note D.1.), Sanofi obtained various commitments in favor of that company, mainly in respect of milestone payments relating to development projects and royalties under collaboration agreements between Ablynx and various partners, in particular:

•	with Boehringer Ingelheim in September 2007;

•	with Merck KGaa in September 2008;

•	with Merck & Co, Inc. in October 2012 and January 2014.

On November 1, 2018, Sanofi signed a collaboration agreement with Denali Therapeutics Inc. on the development of multiple molecules with the potential to treat a range of neurological and systemic inflammatory diseases. The two lead molecules are DNL747 in multiple sclerosis and amyotrophic lateral sclerosis, and DNL758 in systemic inflammatory diseases such as rheumatoid arthritis and psoriasis.

Other major agreements entered into by Sanofi in prior years are described below:

•	Immunext (2017): agreement to develop a novel antibody to treat auto-immune diseases such as multiple sclerosis and lupus. Under the agreement, Sanofi acquired an exclusive worldwide license to INX-021, a monoclonal CD40L antibody currently in preclinical development. A second parallel agreement was signed to support clinical trials.

•	MedImmune (a division of AstraZeneca) (2017): agreement to develop and commercialize a monoclonal antibody (MEDI8897) for the prevention of Respiratory Syncytial Virus (RSV) associated illness in newborns and infants.

•	ImmunoGen (2017): amendment to the license and collaboration agreement signed in 2003. ImmunoGen granted Sanofi a fully paid and exclusive license to develop, manufacture and commercialize the full series of compounds developed by Sanofi using ImmunoGen technology.

•	Thermalin, Inc. (2017): worldwide collaboration to discover and develop novel engineered insulin analogues. The collaboration builds on Thermalin’s pioneering science, which alters the insulin molecule to achieve greater therapeutic performance.

•	Principia Biopharma, Inc. (2017): license agreement to develop Principia’s Bruton’s tyrosine kinase (BTK) inhibitor (PRN2246), in the treatment of multiple sclerosis and, potentially, other central nervous system diseases.

•	Hanmi Pharmaceutical Co., Ltd. (2016): amendment to the license agreement originally signed on November 5, 2015. Under the terms of the amendment, Sanofi returned to Hanmi the rights for a weekly-administered insulin, and Hanmi re-assumed at its own expense responsibility for developing the weekly-administered efpeglenatide/insulin combination for a specified period of time, with other contractual terms relating to the combination remaining unchanged. The financial terms of the efpeglenatide collaboration as regards development and registration milestone payments, Hanmi’s entitlement to royalties and Hanmi’s contribution to the development costs of efpeglenatide were also amended. In return, Hanmi committed to pay €196 million to Sanofi, of which €98 million was paid in 2018 and €98 million in 2017.

•	JHL Biotech, Inc. (2016): collaboration to develop and commercialize biological therapeutic treatments in China, with the potential for international expansion. JHL retains responsibility for development, registration and production, while Sanofi is responsible for commercialization.

•	DiCE Molecules (2016): five-year global collaboration to discover potential new therapeutics for up to 12 targets that encompass all disease areas of strategic interest to Sanofi.

•	Innate Pharma (2016): collaboration and licensing agreement to apply Innate Pharma’s new proprietary technology to the development of innovative bispecific antibody formats engaging natural killer (NK) cells to kill tumor cells through the activating receptor NKp46.

•	Lexicon Pharmaceuticals, Inc. (2015): collaboration and license agreement to develop and commercialize sotagliflozin, an investigational dual inhibitor of sodium-glucose cotransporters 1 and 2 (SGLT-1 and SGLT-2).

•	BioNTech A.G. (2015): exclusive collaboration and license agreement to discover and develop up to five cancer immunotherapies.

•	Evotec AG and Apeiron Biologics AG (2015): collaboration and license agreement to discover and develop first-in-class small molecule-based immuno-oncology therapies to treat solid and hematological cancers.

•	Evotec International GmbH (2015): strategic research collaboration to develop beta cell-modulating diabetes treatments, which may reduce or eliminate the need for insulin injections.

•	Regeneron Pharmaceuticals, Inc. (2015): collaboration agreement on the discovery, development and commercialization of antibodies in the field of immuno-oncology; amendments to that agreement were signed (see Note C.1.).

•	Regeneron Pharmaceuticals, Inc. (2015): amendment to the September 2003 collaboration agreement on the development and commercialization of Zaltrap® (aflibercept) (see Note C.1.).

•	Lead Pharma (2015): research collaboration and license agreement for the discovery, development and commercialization of small-molecule therapies directed against “ROR gamma t” nuclear hormone receptors to treat auto-immune diseases.

•	Voyager Therapeutics (2015): collaboration agreement for the discovery, development and commercialization of new gene therapies to treat serious disorders of the central nervous system.

•	Immune Design (2014): license agreement for the use of Immune Design’s GLAAS® research platform to develop therapeutic agents capable of treating an identified food allergy.

•	Eli Lilly and Company (2014): agreement to pursue regulatory approval for non-prescription Cialis® (tadalafil).

•	Alnylam Pharmaceuticals Inc. (2014): extension of the strategic agreement to develop and commercialize treatments for rare genetic diseases. An amendment to that agreement was signed on January 7, 2018.

•	UCB (2014): scientific and strategic collaboration for the discovery and development of innovative anti-inflammatory small molecules, which have the potential to treat a wide range of immune-mediated diseases in areas such as gastroenterology and arthritis.

•	Ascendis (2010): licensing and patent transfer agreement on Transcon Linker and Hydrogel Carrier technology. The agreement enables Sanofi to develop, manufacture and commercialize products combining this technology with active molecules for the treatment of diabetes and related disorders.

•	Regulus Therapeutics Inc. (2010): discovery, development and commercialization of novel micro-RNA therapeutics in fibrosis.

•	Exelixis, Inc. (2009): global license agreement for XL765.

Sanofi and its alliance partners have decided to terminate the following agreements (the related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2018):

•	Sanofi and Avila Therapeutics Inc. (acquired by Celgene Corporation in 2012) have decided to end their license and collaboration agreement on research into targeted covalent drugs for the treatment of cancers. The related commitments are no longer included in Sanofi’s off balance sheet disclosures as of December 31, 2018.

Other agreements

Sanofi has entered into two agreements, with Royalty Pharma (December 2014) and NovaQuest (December 2015), which have similar characteristics in that the partners jointly bear a portion of the remaining development costs of the project on a quarterly basis in return for royalties on future sales. These transactions are co-investments, whereby the partner acquires an interest in the jointly-developed product by providing funding towards the development program. Consequently, the amounts received by Sanofi will be recorded as a reduction in development costs, to the extent that the development costs incurred by Sanofi are recognized in profit or loss in accordance with the policies described in Note B.4.1. The commitments under these two agreements were altered by the following events that occurred in 2017:

•	The products being developed under the December 2014 agreement with Royalty Pharma were launched in the United States and Europe, marking the end of the joint development programs.

•	Sanofi announced the discontinuation of development on the Clostridium Difficile program on December 1, 2017, thereby cancelling any future commitments under the December 2015 joint development agreement with NovaQuest.

On February 27, 2017, Sanofi and Lonza announced a strategic partnership in the form of a joint venture to build and operate a large-scale mammalian cell culture facility for monoclonal antibody production in Visp, Switzerland. An initial investment of approximately €0.3 billion to finance construction of the facility will be made 50/50 by the two partners. In addition, Sanofi could pay Lonza in the region of €0.8 billion over the next fifteen years partly as its share of operating expenses and the cost of producing future batches, and partly to reserve capacity in the new facility.

In February 2014, pursuant to the “Pandemic Influenza Preparedness Framework for the sharing of influenza viruses and access to vaccines and other benefits” (still effective as of December 31, 2018), Sanofi Pasteur and the World Health Organization (WHO) signed a bilateral “Standard Material Transfer Agreement” (SMTA 2). This agreement stipulates that Sanofi Pasteur will, during declared pandemic periods, (i) donate 7.5% of its real-time production of pandemic vaccines against any strain with potential to cause a pandemic, and (ii) reserve a further 7.5% of such production on affordable terms. The agreement cancels and replaces all preceding commitments to donate pandemic vaccines to the WHO.

No other agreement or amendment falling within this category was entered into during the year ended December 31, 2018.

D.21.2. Off balance sheet commitments relating to financing activities

Credit facilities

Undrawn credit facilities are as follows:

December 31, 2018		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	8,000	—

As of December 31, 2018, total credit facilities amounted to €8,000 million (versus €8,010 million as of December 31, 2017 and €8,000 million as of December 31, 2016, excluding the Animal Health business).

Guarantees

The table below shows the amount of guarantees given and received:

(€ million)	2018	2017	2016
Guarantees given:	3,010	2,986	3,946
• Guarantees provided to banks in connection with credit facilities	1,307	1,318	2,189
• Other guarantees given	1,703	1,668	1,757
Guarantees received	(190)	(181)	(211)

D.21.3. Off balance sheet commitments relating to Sanofi entities and business combinations

Funding commitments to associates and joint ventures are disclosed in Note D.6.

The maximum amount of contingent consideration relating to business combinations is disclosed in Note D.18.